Segments of Operations (Details) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total assets	$ 29,896	$ 28,012	$ 25,045	$ 21,515
Annuity [Member]
Segment Reporting Information [Line Items]
Total assets		27,218	24,206	20,673
Run-off Life [Member]
Segment Reporting Information [Line Items]
Total assets		$ 794	$ 839	$ 842